Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October, 2010
Distribution Date	11/15/10
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$185,798,911.97	0.6958761	$147,425,030.14	0.5521537	$38,373,881.83
Class A-2 Notes	$267,000,000.00	1.0000000	$267,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$1,090,098,911.97	0.9306744	$1,051,725,030.14	0.8979126	$38,373,881.83

Weighted Avg. Coupon (WAC)	4.69%		4.68%
Weighted Avg. Remaining Maturity (WARM)	59.40		58.56
Pool Receivables Balance	$1,267,630,454.90		$1,232,139,271.57
Remaining Number of Receivables	76,839		75,817

Adjusted Pool Balance	$1,231,709,379.68		$1,197,400,499.29

III. COLLECTIONS

Principal:
Principal Collections	$35,317,338.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$64,083.29
Total Principal Collections	$35,381,422.02

Interest:
Interest Collections	$4,870,196.88
Late Fees & Other Charges	$48,233.56
Interest on Repurchase Principal	$-
Total Interest Collections	$4,918,430.44

Collection Account Interest	$493.18
Reserve Account Interest	$53.67
Servicer Advances	$-

Total Collections	$40,300,399.31

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October, 2010
Distribution Date	11/15/10
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$40,300,399.31
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$40,300,399.31
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,056,358.71		$1,056,358.71	$1,056,358.71
Collection Account Interest					$493.18
Late Fees & Other Charges					$48,233.56
Total due to Servicer					$1,105,085.45

3. Class A Noteholders Interest:
Class A-1 Notes		$59,391.19		$59,391.19
Class A-2 Notes		$126,825.00		$126,825.00
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$821,432.03		$821,432.03	$821,432.03

Available Funds Remaining:					$38,373,881.83

4. Principal Distribution Amount:					$38,373,881.83

		Distributable Amount		Paid Amount
Class A-1 Notes				$38,373,881.83
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		59,792,221.60		$38,373,881.83
Total Noteholders Principal				$38,373,881.83

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$35,921,075.22
Beginning Period Amount	$35,921,075.22
Current Period Amortization	$1,182,302.94
Ending Period Required Amount	$34,738,772.28
Ending Period Amount	$34,738,772.28
Next Distribution Date Required Amount	$33,575,364.08

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$141,610,467.71	$145,675,469.15	$167,093,808.92
Overcollateralization as a % of Adjusted Pool		11.50%	12.17%	13.95%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October, 2010
Distribution Date	11/15/10
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.38%	75,345	99.51%	$1,226,112,663.18
30 - 60 Days	0.52%	396	0.40%	$4,952,875.92
61 - 90 Days	0.08%	62	0.07%	$829,908.74
91 + Days	0.02%	14	0.02%	$243,823.73
		75,817		$1,232,139,271.57
Total
Delinquent Receivables 61 + days past due	0.10%	76	0.09%	$1,073,732.47
Delinquent Receivables 61 + days past due	0.06%	48	0.05%	$661,954.01
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.05%		0.05%

Repossession in Current Period		30		$552,403.11
Repossession Inventory		42		$743,908.15

Charge-Offs
Gross Principal of Charge-Off for Current Period				$173,844.60
Recoveries				$(64,083.29)
Net Charge-offs for Current Period				$109,761.31

Beginning Pool Balance for Current Period				$1,267,630,454.90

Net Loss Ratio				0.10%
Net Loss Ratio for 1st Preceding Collection Period				0.04%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.05%

Cumulative Net Losses for All Periods				$109,761.31
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$1,370,782.12
Number of Extensions				113

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